Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Stockholders' Equity (Parentheticals)
Cash dividends paid per share	$ 0.44	$ 0.43
Treasury shares sold	100	210